Fair Value - Summary of significant unobservable inputs used in fair value measurement of assets (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Sales forecast [member] | Royalty Pharma [member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Average sector analysis, estimates
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 10,307,000
Percentage of base points increase in weighted average cost of capital	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 16,587,000
WACC [member] | Royalty Pharma [member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of valuation processes used in fair value measurement assets	8.00%
Percentage of base points decrease in weighted average cost of capital	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	S/ 23,171,000
WACC [member] | Mutual funds and investment funds participation [member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Percentage of valuation processes used in fair value measurement assets	9.00%
Percentage of base points increase in weighted average cost of capital	5.00%
Percentage of base points decrease in weighted average cost of capital	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 686,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	S/ 812,000
Discount rate [member] | Mutual funds and investment funds participation [member] | DCF Method [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on the credit risk
Percentage of base points increase in weighted average cost of capital	5.00%
Percentage of base points decrease in weighted average cost of capital	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 3,162,000
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	S/ 4,103,000
Price to sales ratio [member] | Mutual funds and investment funds participation [member] | Comparable multiples [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on industry’s entity
Percentage of increase decrease in sensitivity analysis of input fair value	10.00%
Increase decrease in sensitivity analysis of input to fair value	S/ 3,609,000
Price to sales ratio [member] | Mutual funds and investment funds participation [member] | Equity value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description of valuation processes used in fair value measurement, assets	Depends on the credit risk
Percentage of base points increase in weighted average cost of capital	5.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	S/ 3,000